Segmentation of key figures (Tables)	6 Months Ended
Jun. 30, 2020
Statement [line items]
Segmentation - Consolidated income statements
Second quarter
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Q2 2020	Q2 2019	Q2 2020	Q2 2019	Q2 2020	Q2 2019	Q2 2020	Q2 2019

Net sales to third parties from continuing operations	9 188	9 326	2 159	2 438			11 347	11 764

Sales to continuing segments	219	177	43	37	– 262	– 214

Net sales from continuing operations	9 407	9 503	2 202	2 475	– 262	– 214	11 347	11 764

Other revenues	251	250	22	6	2	4	275	260

Cost of goods sold	– 2 554	– 2 327	– 1 158	– 1 315	283	236	– 3 429	– 3 406

Gross profit from continuing operations	7 104	7 426	1 066	1 166	23	26	8 193	8 618

Selling, general and administration	– 2 764	– 2 911	– 496	– 550	– 108	– 124	– 3 368	– 3 585

Research and development	– 2 240	– 1 853	– 201	– 198			– 2 441	– 2 051

Other income	154	847	17	45	261	97	432	989

Other expense	– 221	– 945	– 65	– 181	– 178	– 182	– 464	– 1 308

Operating income from continuing operations	2 033	2 564	321	282	– 2	– 183	2 352	2 663

as % of net sales	22.1%	27.5%	14.9%	11.6%			20.7%	22.6%

Income from associated companies	1	1	1	1	181	174	183	176

Interest expense							– 220	– 205

Other financial income and expense, net							– 27	0

Income before taxes from continuing operations							2 288	2 634

Taxes							– 421	– 525

Net income from continuing operations							1 867	2 109

Gain on distribution of Alcon Inc. to Novartis AG shareholders								4 691

Net income from discontinued operations								4 691

Net income							1 867	6 800

First half
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	H1 2020	H1 2019	H1 2020	H1 2019	H1 2020	H1 2019	H1 2020	H1 2019

Net sales to third parties from continuing operations	18 943	18 106	4 687	4 764			23 630	22 870

Sales to continuing and discontinued segments	409	426	92	76	– 501	– 449		53

Net sales from continuing operations	19 352	18 532	4 779	4 840	– 501	– 449	23 630	22 923

Other revenues	507	511	35	34	158	11	700	556

Cost of goods sold	– 5 080	– 4 551	– 2 614	– 2 591	543	485	– 7 151	– 6 657

Gross profit from continuing operations	14 779	14 492	2 200	2 283	200	47	17 179	16 822

Selling, general and administration	– 5 621	– 5 564	– 1 016	– 1 112	– 217	– 239	– 6 854	– 6 915

Research and development	– 4 106	– 3 958	– 395	– 392			– 4 501	– 4 350

Other income	326	922	49	82	318	188	693	1 192

Other expense	– 590	– 1 219	– 562	– 306	– 269	– 319	– 1 421	– 1 844

Operating income from continuing operations	4 788	4 673	276	555	32	– 323	5 096	4 905

as % of net sales	25.3%	25.8%	5.9%	11.6%			21.6%	21.4%

Income from associated companies	1	1	1	1	304	254	306	256

Interest expense							– 459	– 431

Other financial income and expense, net							– 34	44

Income before taxes from continuing operations							4 909	4 774

Taxes							– 869	– 797

Net income from continuing operations							4 040	3 977

Net loss from discontinued operations before gain on distribution of Alcon Inc. to Novartis AG shareholders								– 101

Gain on distribution of Alcon Inc. to Novartis AG shareholders								4 691

Net income from discontinued operations								4 590

Net income							4 040	8 567

Segmentation - Consolidated balance sheets and income statement
	Innovative Medicines		Sandoz		Corporate (including eliminations)		Group

(USD millions)	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019	Jun 30, 2020	Dec 31, 2019

Total assets	81 373	71 225	16 229	16 468	26 161	30 677	123 763	118 370

Total liabilities	– 14 690	– 15 332	– 3 681	– 3 804	– 51 507	– 43 683	– 69 878	– 62 819

Total equity							53 885	55 551

Net debt					26 537	15 938	26 537	15 938

Net operating assets	66 683	55 893	12 548	12 664	1 191	2 932	80 422	71 489

Included in net operating assets are:
Property, plant and equipment	9 485	9 632	1 943	1 888	527	549	11 955	12 069

Goodwill	21 257	18 750	7 835	7 767	8	7	29 100	26 524

Intangible assets other than goodwill	34 877	27 586	1 674	1 125	118	76	36 669	28 787

The following table shows the intangible asset impairment charges for continuing operations:

(USD millions)	Q2 2020	Q2 2019	H1 2020	H1 2019

Innovative Medicines [1]	– 500	– 20	– 509	– 466

Sandoz	0	– 2	– 42	– 12

Total	– 500	– 22	– 551	– 478

[1] Q2 2020 and H1 2020 include an impairment of USD 485 million related to the write-down of IPR&D related to cessation of clinical development program ZPL389 for atopic dermatitis.

H1 2019 includes an impairment of USD 416 million related to the write-down of IPR&D acquired through the 2015 Spinifex Pharmaceuticals Inc. acquisition.

Net sales by region
Segmentation – Net sales by region [1]
Second quarter
	Q2 2020 USD m	Q2 2019 USD m	% change USD	% change cc [2]	Q2 2020 % of total	Q2 2019 % of total

Innovative Medicines

Europe	2 964	3 218	– 8	– 5	32	35

US	3 515	3 336	5	5	38	36

Asia/Africa/Australasia	2 123	2 106	1	2	23	23

Canada and Latin America	586	666	– 12	5	7	6

Total	9 188	9 326	– 1	1	100	100

Of which in Established Markets	6 909	7 071	– 2	– 2	75	76

Of which in Emerging Growth Markets	2 279	2 255	1	9	25	24

Sandoz

Europe	1 130	1 269	– 11	– 8	52	52

US	508	642	– 21	– 21	24	26

Asia/Africa/Australasia	341	333	2	4	16	14

Canada and Latin America	180	194	– 7	5	8	8

Total	2 159	2 438	– 11	– 9	100	100

Of which in Established Markets	1 621	1 796	– 10	– 9	75	74

Of which in Emerging Growth Markets	538	642	– 16	– 9	25	26

Continuing operations

Europe	4 094	4 487	– 9	– 6	36	38

US	4 023	3 978	1	1	35	34

Asia/Africa/Australasia	2 464	2 439	1	2	22	21

Canada and Latin America	766	860	– 11	5	7	7

Total	11 347	11 764	– 4	– 1	100	100

Of which in Established Markets	8 530	8 867	– 4	– 3	75	75

Of which in Emerging Growth Markets	2 817	2 897	– 3	5	25	25

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
Segmentation – Net sales by region [1]
First half
	H1 2020 USD m	H1 2019 USD m	% change USD	% change cc [2]	H1 2020 % of total	H1 2019 % of total

Innovative Medicines

Europe	6 366	6 352	0	3	34	35

US	7 057	6 329	12	12	37	35

Asia/Africa/Australasia	4 301	4 123	4	6	23	23

Canada and Latin America	1 219	1 302	– 6	8	6	7

Total	18 943	18 106	5	7	100	100

Of which in Established Markets	14 266	13 638	5	6	75	75

Of which in Emerging Growth Markets	4 677	4 468	5	11	25	25

Sandoz

Europe	2 558	2 510	2	5	55	53

US	1 078	1 232	– 12	– 12	23	26

Asia/Africa/Australasia	675	651	4	5	14	14

Canada and Latin America	376	371	1	12	8	7

Total	4 687	4 764	– 2	1	100	100

Of which in Established Markets	3 466	3 491	– 1	1	74	73

Of which in Emerging Growth Markets	1 221	1 273	– 4	2	26	27

Continuing operations

Europe	8 924	8 862	1	4	38	39

US	8 135	7 561	8	8	34	33

Asia/Africa/Australasia	4 976	4 774	4	6	21	21

Canada and Latin America	1 595	1 673	– 5	9	7	7

Total	23 630	22 870	3	6	100	100

Of which in Established Markets	17 732	17 129	4	5	75	75

Of which in Emerging Growth Markets	5 898	5 741	3	9	25	25

[1] Net sales from operations by location of third-party customer. Emerging Growth Markets comprise all markets other than the Established Markets of the US, Canada, Western Europe, Japan, Australia and New Zealand.

[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

Other revenue
Second quarter
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	Q2 2020	Q2 2019	Q2 2020	Q2 2019	Q2 2020	Q2 2019	Q2 2020	Q2 2019

Profit sharing income	209	181		1			209	182

Royalty income	24	15	5	4	2	6	31	25

Milestone income	5	47	11				16	47

Other [1]	13	7	6	1		– 2	19	6

Total other revenues	251	250	22	6	2	4	275	260

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.
First half
	Innovative Medicines		Sandoz		Corporate		Group

(USD millions)	H1 2020	H1 2019	H1 2020	H1 2019	H1 2020	H1 2019	H1 2020	H1 2019

Profit sharing income	407	350		1			407	351

Royalty income	54	49	13	7	158	13	225	69

Milestone income	25	98	11	23			36	121

Other [1]	21	14	11	3		– 2	32	15

Total other revenues	507	511	35	34	158	11	700	556

[1] Other includes revenue from activities such as manufacturing or other services rendered, to the extent such revenue is not recorded under net sales.

Innovative Medicines
Statement [line items]
Net sales by business franchise
Innovative Medicines Division net sales by business franchise
Second quarter
	Q2 2020	Q2 2019	% change	% change
	USD m	USD m	USD	cc [1]

Oncology
Tasigna	480	468	3	5

Promacta/Revolade	422	349	21	23

Tafinlar + Mekinist	371	340	9	12

Sandostatin	341	403	– 15	– 13

Jakavi	310	284	9	14

Gleevec/Glivec	288	323	– 11	– 8

Afinitor/Votubia	266	401	– 34	– 33

Exjade/Jadenu	163	253	– 36	– 35

Votrient	162	193	– 16	– 14

Kisqali	159	111	43	49

Lutathera	105	109	– 4	– 3

Kymriah	118	58	103	103

Piqray	79	6	nm	nm

Adakveo	21		nm	nm

Other	263	308	– 15	– 13

Total Novartis Oncology business unit	3 548	3 606	– 2	1

Immunology, Hepatology and Dermatology
Cosentyx	944	858	10	12

Ilaris	200	165	21	23

Total Immunology, Hepatology and Dermatology	1 144	1 023	12	13

Ophthalmology
Lucentis	401	536	– 25	– 24

Xiidra	79		nm	nm

Beovu	34		nm	nm

Other	423	638	– 34	– 32

Total Ophthalmology	937	1 174	– 20	– 18

Neuroscience
Gilenya	738	825	– 11	– 9

Zolgensma	205	15	nm	nm

Aimovig	33	24	38	45

Mayzent	34	5	nm	nm

Other	15	17	– 12	– 26

Total Neuroscience	1 025	886	16	17

Cardiovascular, Renal and Metabolism
Entresto	580	421	38	40

Other		6	nm	nm

Total Cardiovascular, Renal and Metabolism	580	427	36	38

Respiratory
Xolair	289	290	0	4

Ultibro Group	149	166	– 10	– 7

Other	6	5	20	– 10

Total Respiratory	444	461	– 4	0

Established Medicines
Galvus Group	279	320	– 13	– 8

Diovan Group	268	283	– 5	0

Exforge Group	238	264	– 10	– 5

Zortress/Certican	106	124	– 15	– 12

Neoral/Sandimmun(e)	96	110	– 13	– 11

Voltaren/Cataflam	82	95	– 14	– 11

Other	441	553	– 20	– 16

Total Established Medicines	1 510	1 749	– 14	– 9

Total Novartis Pharmaceuticals business unit	5 640	5 720	– 1	1

Total division net sales	9 188	9 326	– 1	1

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

nm = not meaningful
Innovative Medicines Division net sales by business franchise
First half
	H1 2020	H1 2019	% change	% change
	USD m	USD m	USD	cc [1]

Oncology
Tasigna	967	902	7	9

Promacta/Revolade	825	656	26	28

Tafinlar + Mekinist	737	637	16	19

Sandostatin	715	795	– 10	– 8

Jakavi	628	542	16	20

Gleevec/Glivec	617	630	– 2	0

Afinitor/Votubia	562	774	– 27	– 26

Exjade/Jadenu	335	491	– 32	– 31

Votrient	328	380	– 14	– 12

Kisqali	320	202	58	64

Lutathera	217	215	1	1

Kymriah	211	103	105	106

Piqray	153	6	nm	nm

Adakveo	36		nm	nm

Other	545	594	– 8	– 6

Total Novartis Oncology business unit	7 196	6 927	4	6

Immunology, Hepatology and Dermatology
Cosentyx	1 874	1 649	14	15

Ilaris	413	316	31	33

Total Immunology, Hepatology and Dermatology	2 287	1 965	16	18

Ophthalmology
Lucentis	888	1 069	– 17	– 15

Xiidra	169		nm	nm

Beovu	102		nm	nm

Other	974	1 266	– 23	– 21

Total Ophthalmology	2 133	2 335	– 9	– 7

Neuroscience
Gilenya	1 510	1 591	– 5	– 4

Zolgensma	375	15	nm	nm

Aimovig	69	42	64	72

Mayzent	64	5	nm	nm

Other	27	30	– 10	– 15

Total Neuroscience	2 045	1 683	22	23

Cardiovascular, Renal and Metabolism
Entresto	1 149	778	48	50

Other	1	12	– 92	– 98

Total Cardiovascular, Renal and Metabolism	1 150	790	46	48

Respiratory
Xolair	596	571	4	8

Ultibro Group	309	323	– 4	– 1

Other	10	12	– 17	– 18

Total Respiratory	915	906	1	5

Established Medicines
Galvus Group	617	635	– 3	1

Diovan Group	542	544	0	4

Exforge Group	496	531	– 7	– 3

Zortress/Certican	233	240	– 3	0

Neoral/Sandimmun(e)	197	213	– 8	– 5

Voltaren/Cataflam	174	208	– 16	– 15

Other	958	1 129	– 15	– 12

Total Established Medicines	3 217	3 500	– 8	– 5

Total Novartis Pharmaceuticals business unit	11 747	11 179	5	8

Total division net sales	18 943	18 106	5	7

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

nm = not meaningful

Net sales of Top 20 products
Net sales of the top 20 Innovative Medicines Division products in 2020
Second quarter
			US		Rest of world			Total

Brands	Business franchise	Key indication	USD m	% change USD/cc [1]	USD m	% change USD	% change cc [1]	USD m	% change USD	% change cc [1]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis and non-radiographic axial spondyloarthritis	614	15	330	2	6	944	10	12

Gilenya	Neuroscience	Relapsing multiple sclerosis	416	– 6	322	– 16	– 13	738	– 11	– 9

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	308	39	272	36	41	580	38	40

Tasigna	Oncology	Chronic myeloid leukemia	221	8	259	– 2	2	480	3	5

Lucentis	Ophthalmology	Age-related macular degeneration			401	– 25	– 24	401	– 25	– 24

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	212	25	210	17	22	422	21	23

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	147	20	224	3	8	371	9	12

Sandostatin	Oncology	Carcinoid tumors and acromegaly	200	– 8	141	– 24	– 19	341	– 15	– 13

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV)			310	9	14	310	9	14

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	70	– 27	218	– 4	0	288	– 11	– 8

Galvus Group	Established Medicines	Diabetes			279	– 13	– 8	279	– 13	– 8

Xolair	Respiratory	Severe Allergic Asthma (SAA) and Chronic Spontaneous Urticaria (CSU)			289	0	4	289	0	4

Afinitor/Votubia	Oncology	Breast cancer/TSC	163	– 37	103	– 27	– 24	266	– 34	– 33

Diovan Group	Established Medicines	Hypertension	34	21	234	– 8	– 2	268	– 5	0

Exforge Group	Established Medicines	Hypertension	2	– 50	236	– 9	– 5	238	– 10	– 5

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	95	23	105	19	22	200	21	23

Zolgensma	Neuroscience	Spinal muscular atrophy (SMA)	105	nm	100	nm	nm	205	nm	nm

Exjade/Jadenu	Oncology	Chronic iron overload	34	– 71	129	– 4	– 3	163	– 36	– 35

Votrient	Oncology	Renal cell carcinoma	72	– 17	90	– 15	– 12	162	– 16	– 14

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	79	36	80	51	63	159	43	49

Top 20 products total			2 772	5	4 332	– 3	1	7 104	0	2

Rest of portfolio			743	8	1 341	– 13	– 9	2 084	– 6	– 4

Total division sales			3 515	5	5 673	– 5	– 1	9 188	– 1	1

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.

nm = not meaningful
Net sales of the top 20 Innovative Medicines Division products in 2020
First half
			US		Rest of world			Total

Brands	Business franchise	Key indication	USD m	% change USD/cc [1]	USD m	% change USD	% change cc [1]	USD m	% change USD	% change cc [1]

Cosentyx	Immunology, Hepatology and Dermatology	Psoriasis, ankylosing spondylitis and psoriatic arthritis and non-radiographic axial spondyloarthritis	1 190	18	684	7	11	1 874	14	15

Gilenya	Neuroscience	Relapsing multiple sclerosis	804	– 3	706	– 7	– 4	1 510	– 5	– 4

Entresto	Cardiovascular, Renal and Metabolism	Chronic heart failure	601	43	548	53	58	1 149	48	50

Tasigna	Oncology	Chronic myeloid leukemia	424	10	543	5	9	967	7	9

Lucentis	Ophthalmology	Age-related macular degeneration			888	– 17	– 15	888	– 17	– 15

Promacta/Revolade	Oncology	Immune thrombocytopenia (ITP), severe aplastic anemia (SAA)	399	25	426	26	30	825	26	28

Tafinlar + Mekinist	Oncology	BRAF V600+ metastatic and adjuvant melanoma; advanced non-small cell lung cancer (NSCLC)	279	21	458	13	17	737	16	19

Sandostatin	Oncology	Carcinoid tumors and acromegaly	413	– 5	302	– 17	– 12	715	– 10	– 8

Jakavi	Oncology	Myelofibrosis (MF), polycytomia vera (PV)			628	16	20	628	16	20

Gleevec/Glivec	Oncology	Chronic myeloid leukemia and GIST	174	– 1	443	– 3	1	617	– 2	0

Galvus Group	Established Medicines	Diabetes			617	– 3	1	617	– 3	1

Xolair	Respiratory	Severe Allergic Asthma (SAA) and Chronic Spontaneous Urticaria (CSU)			596	4	8	596	4	8

Afinitor/Votubia	Oncology	Breast cancer/TSC	332	– 33	230	– 18	– 15	562	– 27	– 26

Diovan Group	Established Medicines	Hypertension	60	33	482	– 3	2	542	0	4

Exforge Group	Established Medicines	Hypertension	6	– 14	490	– 6	– 3	496	– 7	– 3

Ilaris	Immunology, Hepatology and Dermatology	Auto-inflammatory (CAPS, TRAPS, HIDS/MKD, FMF, SJIA, AOSD and gout)	183	29	230	32	36	413	31	33

Zolgensma [2]	Neuroscience	Spinal muscular atrophy (SMA)	231	nm	144	nm	nm	375	nm	nm

Exjade/Jadenu	Oncology	Chronic iron overload	78	– 66	257	– 1	1	335	– 32	– 31

Votrient	Oncology	Renal cell carcinoma	136	– 21	192	– 8	– 5	328	– 14	– 12

Kisqali	Oncology	HR+/HER2- metastatic breast cancer	153	37	167	86	97	320	58	64

Top 20 products total			5 463	9	9 031	4	8	14 494	6	8

Rest of portfolio			1 594	21	2 855	– 7	– 4	4 449	1	4

Total division sales			7 057	12	11 886	1	5	18 943	5	7

[1] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
[2] Includes a reclassification of export sales from the US into rest of the world in the amount of USD 44 million that were in Q1 2020 classified within US net sales. This reclassification has no impact on the reported Q1 2020 total Zolgensma net sales.

nm = not meaningful

Sandoz [member]
Statement [line items]
Net sales by business franchise
Second quarter
	Q2 2020	Q2 2019	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	1 576	1 903	– 17	– 14

Biopharmaceuticals	466	401	16	19

Anti-Infectives	117	134	– 13	– 12

Total division net sales	2 159	2 438	– 11	– 9

[1] Of which USD 134 million (2019: USD 186 million) represents Anti-Infectives sold under Sandoz name
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
First half
	H1 2020	H1 2019	% change	% change
	USD m	USD m	USD	cc [2]

Retail Generics [1]	3 545	3 753	– 6	– 3

Biopharmaceuticals	916	752	22	25

Anti-Infectives	226	259	– 13	– 11

Total division net sales	4 687	4 764	– 2	1

[1] Of which USD 356 million (2019: USD 390 million) represents Anti-Infectives sold under Sandoz name
[2] Constant currencies (cc) is a non-IFRS measure. A definition of non-IFRS measures used by Novartis can be found starting on page 54.
The product portfolio of Sandoz is widely spread in 2020 and 2019.